Pension and Other Postretirement Benefits - Schedule of Accumulated Benefit Obligation (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Qualified Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 922,992	$ 886,215
SERP [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 39,270	$ 39,125